                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3950

                        Van Kampen U.S. Government Trust
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen U.S. Mortgage Fund
PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

PAR
AMOUNT
(000)        DESCRIPTION                                                          COUPON           MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
             ADJUSTABLE RATE MORTGAGE BACKED SECURITIES    7.7%
$   21,900   Federal National Mortgage Association                                 2.236%          04/01/36         $   22,868,391
     5,197   Federal National Mortgage Association                                 4.648           07/01/33              5,196,705
    10,610   Federal National Mortgage Association                                 5.386           03/01/36             10,845,651
    12,086   Federal National Mortgage Association                                 5.416           01/01/36             12,492,429
    10,636   Federal National Mortgage Association                                 5.661           03/01/36             10,964,812
    22,955   Federal National Mortgage Association                                 5.780           01/01/36             23,700,805
                                                                                                                    --------------

TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES                                                                        86,068,793
                                                                                                                    --------------

             ASSET BACKED SECURITIES    0.2%
     2,211   Federal National Mortgage Association (Floating Rate) REMIC           4.527           05/28/35              2,216,742
                                                                                                                    --------------

             COLLATERALIZED MORTGAGE OBLIGATIONS    21.6%
     8,125   Countrywide Alternative Loan Trust (Floating Rate)                    4.720           05/20/46              8,125,000
     6,325   Countrywide Alternative Loan Trust (Floating Rate) (a)                4.990           05/25/45              6,325,000
     6,585   Countrywide Alternative Loan Trust (Floating Rate)                    5.076           03/20/46              6,585,777
    36,200   Countrywide Alternative Loan Trust (Interest Only)                    0.239           03/20/46              1,860,906
    52,000   Countrywide Alternative Loan Trust (Interest Only)                    0.663           03/20/46              2,266,875
   184,642   Countrywide Alternative Loan Trust (Interest Only)                    0.855           12/20/35              3,489,741
     5,786   Countrywide Home Loans (Floating Rate)                                5.088           04/25/46              5,785,745
   143,115   Countrywide Home Loans (Interest Only)                                1.405           02/25/35              3,331,892
     8,300   DSLA Mortgage Loan Trust (Floating Rate)                              4.691           04/19/47              8,300,000
     8,236   Federal Home Loan Mortgage Corp. (Floating Rate)                      4.968           09/25/35              8,264,596
    10,638   Federal Home Loan Mortgage Corp. (Interest Only, Inverse
             Floating Rate)                                                        3.201           03/15/32                908,794
     3,760   Federal Home Loan Mortgage Corp. (Interest Only, Inverse
             Floating Rate)                                                        3.251           03/15/32                182,518
     3,205   Federal Home Loan Mortgage Corp. (Interest Only, Inverse
             Floating Rate)                                                        3.351           06/15/31                228,525
     2,109   Federal Home Loan Mortgage Corp. (Interest Only, Inverse
             Floating Rate)                                                        3.801           03/15/32                177,247
     5,875   Federal Home Loan Mortgage Corp. (Interest Only, Inverse
             Floating Rate)                                                        5.500           05/15/27                190,350
     3,870   Federal Home Loan Mortgage Corp. (Interest Only, Inverse
             Floating Rate)                                                        6.500           05/15/33                821,663
     2,970   Federal Home Loan Mortgage Corp. (Interest Only, Inverse
             Floating Rate)                                                        8.000           06/01/31                654,711
     9,000   Federal National Mortgage Association                                 6.022           11/25/10              9,250,335
    29,000   Federal National Mortgage Association                                 6.740           08/25/07             29,388,823
     2,944   Federal National Mortgage Association REMIC                           7.000           08/25/20              3,028,896
     1,907   Federal National Mortgage Association                                 7.500           01/19/39              1,980,458
    18,838   Federal National Mortgage Association (Floating Rate)                 4.868           11/25/28             18,866,250
     8,334   Federal National Mortgage Association (Floating Rate)                 5.018           05/25/35              8,369,399
     2,080   Federal National Mortgage Association (Floating Rate)                 6.018           10/25/34              2,094,757
    90,243   Federal National Mortgage Association (Interest Only)                 1.519           03/25/36              2,467,592
     7,232   Federal National Mortgage Association (Interest Only, Inverse
             Floating Rate)                                                        1.581           07/25/34                289,248
       491   Federal National Mortgage Association (Interest Only Inverse
             Floating Rate) REMIC                                                  3.281           12/25/29                 13,433
     6,211   Federal National Mortgage Association (Interest Only)                 6.000           11/25/32                926,623
     6,416   Federal National Mortgage Association (Interest Only)                 6.500     06/01/31 to 05/25/33        1,353,259
     4,319   Federal National Mortgage Association (Interest Only)                 7.000     04/01/32 to 04/25/33          977,467
     5,350   Federal National Mortgage Association (Interest Only)                 7.500     11/01/29 to 01/01/32        1,238,567
     3,950   Federal National Mortgage Association (Interest Only) REMIC           6.000           08/25/32                569,945
     7,382   Government National Mortgage Association (Interest Only, Inverse
             Floating Rate)                                                        3.199           12/16/25                482,079
     3,829   Government National Mortgage Association (Interest Only, Inverse
             Floating Rate)                                                        3.249           05/16/32                251,883
     8,450   Greenpoint Mortgage Funding Trust (Floating Rate)                     5.110           03/25/36              8,450,000
    69,673   Greenpoint Mortgage Funding Trust (Interest Only)                         *           10/25/45              2,253,496
   120,141   Greenpoint Mortgage Funding Trust (Interest Only)                     1.113           06/25/45              3,266,323
    35,340   Greenpoint Mortgage Funding Trust (Interest Only)                     1.206           08/25/45              1,165,119
    84,515   Greenpoint Mortgage Funding Trust (Interest Only)                     1.857           06/25/45              2,733,525
         0   Harborview Mortgage Loan Trust (Interest Only)                            *           03/19/37                    228
    89,985   Harborview Mortgage Loan Trust (Interest Only)                        1.595           03/19/37              4,667,983
    92,693   Indymac Index Mortgage Loan Trust (Interest Only)                     1.056           07/25/35              3,360,128
     5,733   Luminent Mortgage Trust (Floating Rate)                               5.058           04/25/36              5,742,663
     6,021   Luminent Mortgage Trust (Floating Rate)                               5.098           02/25/46              6,030,459
    11,483   Residential Accredit Loans, Inc. (Floating Rate)                      4.875           02/25/46             11,514,166
     3,674   Residential Accredit Loans, Inc. (Floating Rate)                      5.078           02/25/46              3,674,348
     2,948   Residential Accredit Loans, Inc. (Floating Rate)                      5.088           02/25/46              2,957,458
     9,750   Structured Asset Mortgage Investments, Inc. (Floating Rate) (a)       4.760           04/25/46              9,750,000
    12,908   Structured Asset Mortgage Investments, Inc. (Floating Rate)           5.128           02/25/36             12,907,578
     8,000   Washington Mutual (Floating Rate) (a)                                 4.950           05/25/45              8,000,000
     6,289   Washington Mutual (Floating Rate)                                     5.088           04/25/45              6,295,232
     5,251   Washington Mutual (Floating Rate)                                     5.178           07/25/45              5,267,102


     6,425   WMALT Mortgage Pass-Through Certificates (Floating Rate)              4.691           04/25/36                6,425,000
                                                                                                                      --------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                                243,509,162
                                                                                                                      --------------

             MORTGAGE BACKED SECURITIES    83.2%
       961   Federal Home Loan Mortgage Corp.                                      5.500     03/01/12 to 01/01/18            957,016
     5,790   Federal Home Loan Mortgage Corp.                                      6.500     07/01/14 to 08/01/33          5,916,736
    22,925   Federal Home Loan Mortgage Corp.                                      7.500     06/01/17 to 07/01/33         23,972,754
     6,956   Federal Home Loan Mortgage Corp.                                      8.000     12/01/19 to 05/01/32          7,404,137
     6,761   Federal Home Loan Mortgage Corp.                                      8.500     10/01/10 to 08/01/31          7,254,858
     1,786   Federal Home Loan Mortgage Corp.                                     10.000     01/01/09 to 08/01/21          1,933,908
        56   Federal Home Loan Mortgage Corp. (FHA/VA)                            10.000     09/01/10 to 01/01/19             60,335
        11   Federal Home Loan Mortgage Corp.                                     10.250           11/01/09                   11,168
     1,394   Federal Home Loan Mortgage Corp.                                     11.000     11/01/09 to 01/01/21          1,518,958
    37,550   Federal Home Loan Mortgage Corp., April                               5.000             TBA                  36,599,534
    24,550   Federal Home Loan Mortgage Corp., April                               5.000             TBA                  23,360,847
    29,200   Federal Home Loan Mortgage Corp., May                                 5.000             TBA                  27,767,390
    59,400   Federal Home Loan Mortgage Corp., April                               5.500             TBA                  59,010,217
     3,350   Federal Home Loan Mortgage Corp., April                               6.000             TBA                   3,352,094
    61,040   Federal National Mortgage Association                                 4.500     05/01/19 to 10/01/19         58,437,365
    46,843   Federal National Mortgage Association                                 5.000     09/01/19 to 11/01/19         45,723,772
    76,426   Federal National Mortgage Association                                 5.500     12/01/32 to 12/01/34         74,737,686
     2,251   Federal National Mortgage Association                                 6.000     07/01/12 to 09/01/14          2,281,218
    58,299   Federal National Mortgage Association                                 6.500     11/01/13 to 11/01/34         59,671,020
   133,919   Federal National Mortgage Association                                 7.000     01/01/09 to 02/01/36        137,995,963
    20,620   Federal National Mortgage Association                                 7.500     04/01/15 to 12/01/32         21,555,880
    22,575   Federal National Mortgage Association                                 8.000     12/01/16 to 09/01/32         24,080,660
     8,450   Federal National Mortgage Association                                 8.500     08/01/14 to 05/01/32          9,051,321
       611   Federal National Mortgage Association                                 9.000     05/01/09 to 02/01/21            645,145
        29   Federal National Mortgage Association (MFMR)                          9.000           03/01/08                   29,924
     1,117   Federal National Mortgage Association                                 9.500     05/01/20 to 04/01/30          1,225,503
       670   Federal National Mortgage Association                                10.000     11/01/18 to 05/01/22            735,840
       578   Federal National Mortgage Association                                10.500     06/01/10 to 05/01/21            631,728
       171   Federal National Mortgage Association                                11.000     05/01/12 to 07/01/19            182,775
        80   Federal National Mortgage Association                                11.500     12/01/09 to 09/01/15             87,568
         6   Federal National Mortgage Association                                12.500           03/01/15                    6,400
       186   Federal National Mortgage Association                                13.000           06/01/15                  206,713
     3,000   Federal National Mortgage Association, April                          4.500             TBA                   2,868,750
    64,500   Federal National Mortgage Association, April                          4.500             TBA                  59,501,250
    18,300   Federal National Mortgage Association, April                          5.000             TBA                  17,842,500
    30,700   Federal National Mortgage Association, May                            5.000             TBA                  29,212,953
    61,900   Federal National Mortgage Association, April                          5.500             TBA                  60,429,875
    67,300   Federal National Mortgage Association, April                          6.000             TBA                  67,300,000
    21,425   Federal National Mortgage Association, April                          7.000             TBA                  22,067,750
     9,829   Government National Mortgage Association                              5.500     05/15/33 to 10/15/34          9,742,441
     3,532   Government National Mortgage Association                              6.000     01/15/28 to 04/15/29          3,579,664
     1,092   Government National Mortgage Association                              6.500     04/15/26 to 12/15/28          1,133,652
     3,363   Government National Mortgage Association                              7.000     08/15/22 to 10/15/30          3,508,755
     5,740   Government National Mortgage Association                              7.500     01/15/17 to 02/15/30          6,033,939
     2,721   Government National Mortgage Association                              8.000     08/15/07 to 01/15/22          2,892,961
     2,508   Government National Mortgage Association                              8.500     06/15/16 to 06/15/23          2,701,510
     4,350   Government National Mortgage Association                              9.000     10/15/08 to 08/15/24          4,688,991
     2,876   Government National Mortgage Association                              9.500     07/15/09 to 09/15/22          3,157,111
       800   Government National Mortgage Association                             10.500     09/15/10 to 10/15/19            888,161
       176   Government National Mortgage Association                             11.000     03/15/10 to 12/15/18            193,443
       286   Government National Mortgage Association                             11.500     10/15/10 to 02/15/16            317,664
       134   Government National Mortgage Association                             12.000     11/15/12 to 07/15/15            150,372
        64   Government National Mortgage Association                             12.250     06/15/14 to 06/15/15             70,822
       174   Government National Mortgage Association                             12.500     05/15/10 to 08/15/15            193,135
       107   Government National Mortgage Association                             13.000     01/15/11 to 05/15/15            119,577
     1,459   Government National Mortgage Association II                           6.000           04/20/29                1,474,405
        10   Government National Mortgage Association II                           8.500           02/20/17                   10,998
       272   Government National Mortgage Association II                          10.500     04/20/14 to 05/20/19            301,077
       211   Government National Mortgage Association II                          11.000     09/20/13 to 07/20/19            233,156
       104   Government National Mortgage Association II                          11.500     08/20/13 to 07/20/19            117,119
        88   Government National Mortgage Association II                          12.000     09/20/13 to 12/20/15             99,146
        90   Government National Mortgage Association II                          12.500     10/20/13 to 09/20/15             99,480
                                                                                                                      --------------

TOTAL MORTGAGE BACKED SECURITIES                                                                                         937,337,090
                                                                                                                      --------------

             UNITED STATES TREASURY OBLIGATIONS    1.9%
    19,255   United States Treasury Bonds (STRIPS)                                     *           02/15/27                6,759,737
    12,250   United States Treasury Bonds                                          6.375           08/15/27               14,326,767
                                                                                                                      --------------

TOTAL UNITED STATES TREASURY OBLIGATIONS                                                                                  21,086,504
                                                                                                                      --------------


TOTAL LONG-TERM INVESTMENTS    114.6%
   (Cost $1,298,979,136)                                                                                              1,290,218,291
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS    26.1%
REPURCHASE AGREEMENT    21.0%
             State Street Bank & Trust Co. ($237,035,000 par collateralized by
             U.S. Government obligations in a pooled cash account, interest rate of 4.72%, dated 03/31/06, to be sold on 04/03/06 at
             $237,128,234)                                                                                              237,035,000
                                                                                                                    ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS    5.1%
             Federal Home Loan Discount Note ($56,085,000 par, yielding 4.636%,
             06/12/06 maturity)                                                                                          55,569,747
             United States Treasury Bills ($1,750,000 par, yielding 4.313%,
             07/13/06 maturity) (b)                                                                                       1,728,670
                                                                                                                    ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                                 57,298,417
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $294,333,417)                                                                                                  294,333,417
                                                                                                                    ---------------

TOTAL INVESTMENTS    140.7%
   (Cost $1,593,312,553)                                                                                              1,584,551,708

LIABILITIES IN EXCESS OF OTHER ASSETS    (40.7%)                                                                       (458,293,198)
                                                                                                                    ---------------

NET ASSETS    100.0%                                                                                                $ 1,126,258,510
                                                                                                                    ---------------
             Percentages are calculated as a percentage of net assets.

*            Zero coupon bond
(a)          Securities purchased on a when-issued or delayed delivery basis.
(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

FHA/VA     - Federal Housing Administration/Department of Veterans Affairs
MFMR       - Multi Family Mortgage Revenue
REMIC      - Real Estate Mortgage Investment Conduits
STRIPS     - Separate Trading of Registered Interest and Principal of Securities
TBA        - To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.



FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2006:


                                                                                                                       UNREALIZED
                                                                                                                      APPRECIATION/
                                                                                               CONTRACTS              DEPRECIATION
LONG CONTRACTS:
             U.S. Treasury Notes 10-Year Futures June 2006 (Current Notional
             Value of $106,391 per contract)                                                          971           $    (1,528,287)
             U.S. Treasury Bonds Futures June 2006 (Current Notional
             Value of $109,156 per contract)                                                          345                (1,117,125)
                                                                                             ------------           ---------------
                                                                                                    1,316                (2,645,412)
                                                                                             ------------           ---------------

SHORT CONTRACTS:
             U.S. Treasury Notes 5-Year Futures June 2006 (Current Notional
             Value of $104,438 per contract)                                                          110                    84,073
             U.S. Treasury Notes 2-Year Futures June 2006 (Current Notional
             Value of $203,859 per contract)                                                        1,137                   615,310
                                                                                             ------------           ---------------
                                                                                                    1,247                   699,383
                                                                                             ------------           ---------------
                                                                                                    2,563           $    (1,946,029)
                                                                                             ============           ===============

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen U.S. Government Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: May 18, 2006